Income Tax Expense	12 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
Income tax expense
19.	Income tax expense

The major components of income tax expense recognized in profit or loss for the years ended June 30, 2023, 2024 and 2025 were:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Current income tax
Current year’s provision	2,918	-	-	-
Over provision in prior financial year	(6,720)	-	-	-

Deferred taxation
Current year (Note 13)	16,718	167,356	46,604	11,074
	12,916	167,356	46,604	11,074

Relationship between tax expense and accounting profit/(loss)

Domestic income tax is calculated at 24% (2024: 24%) of the estimated assessable profits for the financial years. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

A reconciliation between tax expense and the product of accounting profit/(loss) multiplied by Malaysia income tax rate for the financial years ended June 30, 2023, 2024 and 2025 were as follows:

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Profit/(Loss) before income tax	197,435	(1,832,106)	(4,887,093)	(1,161,270)

Tax calculated at tax rate of 24% (2024: 24%)	47,385	(439,705)	(1,172,902)	(278,705)

Effects of:
Expenses not deductible for tax purposes	624,957	559,498	385,816	91,677
Income not subject to tax	(312)	-	-	-
Tax concessions and deductions	(684,717)	(410,846)	(495,413)	(117,720)
Deferred tax assets not recognized	58,320	484,240	524,160	124,551
Utilization of deferred tax assets previously not recognized	(17,040)	-	-	-
Over provision in prior financial year	(6,720)	-	-	-
Expenses incurred in tax-free jurisdictions	-	-	661,811	157,260
Others	(8,957)	(25,831)	143,132	34,011
	12,916	167,356	46,604	11,074

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable. The Company has unabsorbed tax losses of approximately RM 3,636,000 (2024: RM 1,050,000) and capital allowances of approximately RM 2,231,000 (2024: RM 1,539,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements.

The unabsorbed business losses are to be carried forward for 10 consecutive years of assessment. Unabsorbed capital allowances have no expiry date. Deferred tax assets have not been recognized in respect of the tax losses and capital allowances due to uncertainty in the availability of future taxable profit against which the Company can utilize these tax benefits.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and its subsidiary, TEM SP Limited is not subject to any income tax.